Share-Based Compensation (Details) (USD $)	12 Months Ended		27 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			0 Months Ended	36 Months Ended					25 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Stock Options [Member] Stock Option Plan [Member]	Dec. 31, 2010 Restricted Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Stock [Member] Equity Plan [Member]	Dec. 31, 2012 Restricted Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Equity Plan [Member] Manager [Member]	Feb. 28, 2013 Restricted Stock [Member] Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Restricted Stock [Member] Equity Plan [Member] ARC Properties Advisors, LLC [Member] Manager [Member]	Dec. 31, 2012 Restricted Stock [Member] Restricted Share Plan [Member]	Sep. 30, 2012 Restricted Stock [Member] Director Stock Plan [Member]	Dec. 31, 2012 Restricted Common Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Common Stock [Member] Equity Plan [Member]	Dec. 31, 2010 Restricted Common Stock [Member] Equity Plan [Member]	Dec. 31, 2012 Restricted Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2010 Restricted Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2012 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Dec. 31, 2011 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Sep. 30, 2012 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Dec. 31, 2010 Restricted Unvested Common Stock [Member] Equity Plan [Member]	Dec. 31, 2012 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2011 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Dec. 31, 2010 Restricted Unvested Common Stock [Member] Director Stock Plan [Member]	Feb. 28, 2013 Performance Shares [Member] Outperformance Plan [Member]	Dec. 15, 2015 Performance Shares [Member] Outperformance Plan [Member]	Mar. 31, 2013 Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Equity Market Capitalization [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Stockholder's Book Equity [Member] Performance Shares [Member]	Feb. 28, 2013 Maximum [Member] Equity Market Capitalization [Member] Performance Shares [Member] Outperformance Plan [Member]	Jan. 30, 2018 OP Units [Member] Outperformance Plan [Member]	Feb. 28, 2013 Absolute Component [Member] Excess Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Absolute Component [Member] Maximum [Member] Excess Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Excess Return, Above Peer Group [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Cumulative Return, Equal to Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Cumulative Return, Below Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Minimum [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component [Member] Maximum [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component, Linear Interpolation [Member] Minimum [Member] Cumulative Return, Equal to Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]	Feb. 28, 2013 Relative Component, Linear Interpolation [Member] Maximum [Member] Cumulative Return, Above Threshold [Member] Performance Shares [Member] Outperformance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Awarded as a Percentage of Maximum																																						100.00%	50.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Return Percentage Threshold																																			0.00%	21.00%			0.00%		6.00%	18.00%	0.00%	6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price						$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						500,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Periodic Vesting Percentage													20.00%	20.00%
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number														27,930	259,909	167,400	0	30,300	14,700	0		153,450	186,403	0		14,700	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price															$ 11.84	$ 12.50	$ 0.00	$ 10.68	$ 11.50	$ 0.00	$ 11.62	$ 12.50		$ 0.00	$ 10.58	$ 11.50	$ 0.00
Shares issued in lieu of cash for services, in shares				3,457	3,563						325,000	167,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Automatic Grant													3,000
Restricted share vesting period	5 years
Share-based compensation	$ 1,224,000	$ 225,000	$ 0				$ 100,000	$ 200,000	$ 1,200,000
Maximum authorized amount as a percentage of shares authorized										10.00%
Number of shares authorized, in shares														99,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															93,683	167,400		23,250	14,700		93,683	167,400			23,250	14,700		8,241,101
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 10.65	$ 12.50			$ 11.50		$ 10.65	$ 12.50			$ 10.45	$ 11.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period															(1,174)			(7,650)			(1,174)				(7,650)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price															$ 10.65			$ 11.54			$ 10.65				$ 11.54
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																					(59,556)	(13,950)			(2,370)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value																					$ 12.42	$ 12.50			$ 11.88	$ 0.00
Stock Issued During Period, Value, Issued for Services				33,000	34,000
Share-based Compensation Arrangement by Share-based Payment Award, Performance Period																													3 years
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Shares Committed Annually																																	1.25%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark																															5.00%				4.00%		4.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Value of Benchmark																																$ 2,100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Authorized, Percentage of Benchmark, Potential Share Commitment																																	3.00%
Share-based Compensation Arrangement by Share-based Payment Award, Shares Allocated as a Percentage of Shares Authorized																														100.00%
Percentage of Shares Allowable to be Converted, Percentage																																		33.30%